Equity - Issuance of Warrants, Narrative (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2019	Mar. 19, 2014
Class of Warrant or Right [Line Items]
Common shares issued in connection with the conversion of warrants (in shares)	2.1
Number of warrants converted (in shares)	15.2
Impact due to conversion of warrants	$ 4
Cash payment for fractional shares	4
Treasury Shares
Class of Warrant or Right [Line Items]
Impact due to conversion of warrants	(68,761)
Additional Paid-In Capital
Class of Warrant or Right [Line Items]
Impact due to conversion of warrants	31,067
Retained Earnings
Class of Warrant or Right [Line Items]
Impact due to conversion of warrants	$ 37,698
2019 Notes | Cash Convertible Notes
Class of Warrant or Right [Line Items]
Number of warrants converted (in shares)		15.2